LIABILITY IN RESPECT OF CAPITAL LEASE (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Minimum lease payments, First year	$ 470
Minimum lease payments, Second year	295
Minimum Payments, Third year until fifth year	209
Minimum lease payments, Total	974
Interest, First year	26
Interest, Second year	6
Interest, Third year until fifth year	4
Interest, Total	36
Present value of minimum lease payment, First year	444
Present value of minimum lease payment, Second year	289
Present value of minimum lease payment, Third year until fifth year	205
Present value of minimum lease payment, Total	$ 938